Revenue - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Revenue [Abstract]
Revenue recognized	¥ 124,758	¥ 98,509